Earnings per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator [Abstract]
Net income/(loss) attributable to equity holders of the Company	SFr (72,996)	SFr (61,921)	SFr 45,442
Denominator [Abstract]
Weighted-average number of shares outstanding to equity holders (in shares)	74,951,833	71,900,212	70,603,611
Basic income/(loss) for the period attributable to equity holders (in CHF per share)	SFr (0.97)	SFr (0.86)	SFr 0.64
Effect of dilutive securities from equity incentive plans (in shares)	0	0	499,730
Weighted-average number of shares outstanding - diluted to equity holders (in shares)	74,951,833	71,900,212	71,103,341
Diluted income/(loss) for the period attributable to equity holders (in CHF per share)	SFr (0.97)	SFr (0.86)	SFr 0.64
Antidilutive securities [Abstract]
Share options issued and outstanding (in-the-money) (in shares)	1,140,388	412,191	1,081,836
Restricted share awards subject to future vesting (in shares)	6,264	28,418	0
Convertible shares (in shares)	41,461	0	911,261
Total (in shares)	1,188,113	440,609	1,993,097